REVENUES (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue [Abstract]
Revenues		¥ 1,529,447	$ 219,691	¥ 1,271,888	¥ 969,275
Educational Programs [Member]
Revenue [Abstract]
Revenues	[1]	1,324,654	190,274	1,097,619	835,065
Franchise revenues [Member]
Revenue [Abstract]
Revenues	[2]	156,509	22,481	125,341	100,013
Other [Member]
Revenue [Abstract]
Revenues		¥ 48,284	$ 6,936	¥ 48,928	¥ 34,197

[1]	To consistent with its management reporting framework, starting from the first quarter of 2019, revenues from educational programs include revenues generated by The Edge, which was previously reported in the Others line item (Note 2). Revenues from educational programs in previous years have been adjusted for consistency and comparability.
[2]	Initial franchise fees amounted to RMB23,302, RMB19,904 and RMB20,569 (US$2,955), and recurring franchise fees amounted to RMB76,711, RMB105,310 and RMB135,940 (US$19,526) for the years ended December 31, 2017, 2018 and 2019, respectively.